Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of repurchase agreements

	Collateral Securities		Repurchase Borrowing
	Book Value of	Fair Value of	Balance of	Weighted Average
	Securities Sold	Securities Sold	Liability	Interest Rate

	(Dollars in Thousands)
December 31, 2020 term:
Overnight agreements	$506,020	$507,164	$416,757	0.13%
1 to 29 days	—	—	—	—
30 to 90 days	—	—	—	—
Over 90 days	11,684	11,641	11,391	0.43
Total	$517,704	$518,805	$428,148	0.14%
December 31, 2019 term:
Overnight agreements	$317,107	$318,397	$225,243	0.87%
1 to 29 days	—	—	—	—
30 to 90 days	—	—	—	—
Over 90 days	11,564	11,529	11,293	1.28
Total	$328,671	$329,926	$236,536	0.89%